GOODWILL AND INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

6.	GOODWILL AND INTANGIBLE ASSETS

Goodwill represents the future economic benefit arising from other assets acquired that could not be individually identified and separately recognized. The goodwill arising from the Company’s acquisitions is attributable to the value of the potential expanded market opportunity with new customers. At June 30, 2021 and December 31, 2020, the carrying amount of the Company’s goodwill was $8,380,504.

The following table sets forth the components of the Company’s intangible assets at June 30, 2021 and December 31, 2020:

	June 30, 2021				December 31, 2020
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(796,443)	$803,843	$1,600,286	$(716,429)	$883,857

Web filtering software	5.00	1,134,435	(1,020,992)	113,444	1,134,435	(907,548)	226,887
Subtotal	–	2,734,721	(1,817,434)	917,287	2,734,721	(1,623,977)	1,110,744
Intangible assets not subject to amortization:
Trade names	–	4,455,595	–	4,455,595	4,455,595	–	4,455,595
Total intangible assets	–	$7,190,316	$(1,817,434)	$5,372,882	$7,190,316	$(1,623,977)	$5,566,339

For the six months ended June 30, 2021 and 2020, the Company recorded amortization expense of $193,458 for intangible assets subject to amortization.

The following table provides information regarding estimated remaining amortization expense for intangible assets subject to amortization for each of the following years ending December 31:

2021	$193,458
2022	160,029
2023	160,029
2024	160,029
2025	160,029
Thereafter	83,712
$917,287